DEBT	12 Months Ended
Dec. 31, 2012
DEBT
DEBT

14. DEBT

        Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Senior Credit Facilities:
Term loans	$1,565	$1,696
Amounts outstanding under A/R programs	241	237
Senior notes	568	472
Senior subordinated notes	892	976
HPS (China) debt	94	167
Variable interest entities	270	281
Other	72	113

Total debt—excluding debt to affiliates	$3,702	$3,942

Total current portion of debt	$288	$212
Long-term portion	3,414	3,730

Total debt—excluding debt to affiliates	$3,702	$3,942

Total debt—excluding debt to affiliates	$3,702	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	599	439

Total debt	$4,401	$4,481

Senior Credit Facilities

        As of December 31, 2012, our Senior Credit Facilities consisted of our Revolving Facility, our Term Loan B, our Extended Term Loan B, our Extended Term Loan B—Series 2, and our Term Loan C as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$—	(1)	$—	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	193		193		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B— Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		393		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3.0%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 2016 Senior Notes, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B—Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 2016 Senior Notes that remain outstanding during the three months prior to the maturity date of such notes.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantors, which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries, and pledges of intercompany notes between certain of our subsidiaries.

        During the year ended December 31, 2012, we made the following payments on our Senior Credit Facilities:

  •
  On October 31, 2012, we prepaid $50 million on our Term Loan B.

  •
  On September 24, 2012, we prepaid $58 million on our Term Loan B.

  •
  On September 7, 2012, we prepaid $3 million on our Term Loan B, $6 million on our Extended Term Loan B, $4 million on our Extended Term Loan B—Series 2 and $4 million on our Term Loan C.

  •
  On April 2, 2012, we paid the annual scheduled repayment of $3 million on our Term Loan B, $7 million on our Extended Term Loan B and $4 million on our Term Loan C.

        In connection with these debt repayments, we recognized a loss on early extinguishment of debt of approximately $2 million during the year ended December 31, 2012.

Amendment to Credit Agreement

        On March 6, 2012, we entered into a seventh amendment to our Senior Credit Facilities. Among other things, the amendment:

  •
  extended the stated termination date of the Revolving Facility commitments from March 9, 2014 to March 20, 2017;

  •
  reduced the applicable interest rate margin on the Revolving Facility commitments by 0.50%;

  •
  set the undrawn commitment fee on the Revolving Facility at 0.50%;

  •
  increased the capacity for the Revolving Facility commitments from $300 million to $400 million;

  •
  extended the stated maturity date of $346 million aggregate principal amount of Term Loan B from April 19, 2014 to April 19, 2017 (now referred to as Extended Term Loan B—Series 2);

  •
  increased the interest rate margin with respect to Extended Term Loan B—Series 2 to LIBOR plus 3.00% (the interest rate margin is subject to a leverage-based step-down, which has been achieved based upon our recent results); and

  •
  set the amortization on the Extended Term Loan B—Series 2 at 1% of the principal amount.

        On March 7, 2011, we entered into a sixth amendment to our credit agreement. The amendment, among other things, extended $650 million of aggregate principal of Term Loan B to a stated maturity of April 2017 (now referred to as Extended Term Loan B) and increased the interest rate on the Extended Term Loan B to LIBOR plus 2.50%.

A/R Programs

        Our A/R Programs are structured so that we grant a participating undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. We retain the servicing rights and a retained interest in the securitized receivables. Information regarding the A/R Programs was as follows (monetary amounts in millions):

December 31, 2012
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $297)	€114 (approximately $151)	Applicable Rate plus 2.0%

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2012, we had approximately $5 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

        As of December 31, 2012 and December 31, 2011, $520 million and $633 million, respectively, of accounts receivable were pledged as collateral under the A/R Programs.

        On April 15, 2011, we entered into an amendment to our EU A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to 2.0%.

        On April 18, 2011, we entered into an amendment to our U.S. A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to a range of 1.50% to 1.65%.

Notes

        As of December 31, 2012, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding
2016 Senior Notes	June 2016	5.50% (1)	$200 ($168 carrying value)
2020 Senior Notes	November 2020	4.875%	$400
Senior Subordinated Notes	March 2020	8.625%	$350
Senior Subordinated Notes	March 2021	8.625%	$530 ($542 carrying value)
(1)
The effective interest rate at issuance was 11.73%.

        Our notes are governed by indentures which impose certain limitations on our Company including, among other things limitations on the incurrence of debt, distributions, certain restricted payments, asset sales, and affiliate transactions. The notes are unsecured obligations and are guaranteed by certain subsidiaries named as guarantors.

        On November 19, 2012, we completed a $400 million offering of the 2020 Senior Notes. We used the net proceeds to redeem a portion of the 2016 Senior Notes. See "—Redemption of Notes and Loss on Early Extinguishment of Debt."

        The 2020 Senior Notes bear interest at the rate of 4.875% per year payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2013 and are due on November 15, 2020. We may redeem the 2020 Senior Notes in whole or in part at any time prior to August 17, 2020 at a price equal to 100% of the principal amount thereof plus a "make-whole" premium and accrued and unpaid interest. We may redeem the 2020 Senior Notes in whole or in part on or after August 17, 2020 at a price equal to 100% of the principal amount thereof plus accrued and unpaid interest.

        The 2020 Senior Notes are general unsecured senior obligations and are guaranteed on a general unsecured senior basis by the Guarantors. The indenture with respect to the 2020 Senior Notes imposes certain limitations on the ability of us and our subsidiaries to, among other things, incur additional indebtedness secured by any principal properties, incur indebtedness of nonguarantor subsidiaries, enter into sale and leaseback transactions with respect to any principal properties and consolidate or merge with or into any other person or lease, sell or transfer all or substantially all of its properties and assets. Upon the occurrence of certain change of control events, holders of the 2020 Senior Notes will have the right to require that we purchase all or a portion of such holder's 2020 Senior Notes in cash at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest to the date of repurchase.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the years ended December 31, 2012 and 2011, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
December 3, 2012	5.50% Senior Notes due 2016	$400	$400	$77
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€64 (approximately $86)	€65 (approximately $87)	$1
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$—
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$—
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Variable Interest Entity Debt

        As of December 31, 2012, Arabian Amines Company had $180 million outstanding under its loan commitments and debt financing arrangements described below. Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants contained under these loan commitments. We do not guaranty these loan commitments and Arabian Amines Company is not a guarantor of any of our other debt obligations, and the noncompliance with these financial covenants does not affect any of our other debt obligations. Arabian Amines Company is currently in discussions with the lenders under these loan commitments and expects to resolve the noncompliance. The amounts outstanding under these loan commitments were classified as current on the accompanying consolidated balance sheets as of December 31, 2012.

  •
  A loan facility from Saudi Industrial Development Fund with SAR 472 million (approximately $126 million) outstanding. Repayment of the loan is to be made in semiannual installments that began in 2012, with final maturity in 2019. The loan is secured by a mortgage over the fixed assets of the project and is 100% guaranteed by the Zamil Group, our 50% joint venture partner.

  •
  A multipurpose Islamic term facility with $54 million outstanding. This facility is scheduled to be repaid in semiannual installments that began in 2011, with final maturity in 2022.

        As of December 31, 2012, Sasol-Huntsman had a facility agreement which included a €5 million (approximately $6 million) revolving facility and €68 million (approximately $90 million) outstanding under the term loan facility. The facility will be repaid over semiannual installments that began in 2011, with the final repayment scheduled for December 2018. Obligations under the facility agreement are secured by, among other things, first priority right on the property, plant and equipment of Sasol-Huntsman

Other Debt

        During the year ended December 31, 2012, HPS repaid $4 million and RMB 120 million (approximately $19 million) on term loans and working capital loans under its secured facilities. As of December 31, 2012, HPS had $8 million and RMB 354 million (approximately $56 million) outstanding under its secured facilities. The interest rate on these facilities is LIBOR plus 0.48% for U.S. dollar borrowings and approximately 90% of the Peoples Bank of China rate for RMB borrowings. As of December 31, 2012, the interest rate was approximately 1% for the U.S. dollar borrowings and approximately 6% for RMB borrowings.

        During the year ended December 31, 2012, HPS repaid RMB 309 million (approximately $50 million) under its loan facility for working capital loans and discounting of commercial drafts. As of December 31, 2012, HPS had RMB 190 million (approximately $30 million) outstanding, which is classified as current portion of debt on the accompanying consolidated balance sheets . Interest is calculated using a Peoples Bank of China rate plus the applicable margin. The average all-in rate as of December 31, 2012 was approximately 6%.

        On March 30, 2012, we repaid the remaining A$26 million (approximately $27 million) outstanding under our Australian Credit Facility, which represents repayment of A$14 million (approximately $15 million) under the revolving facility and A$12 million (approximately $12 million) under the term loan facility.

Note Payable from Huntsman International to Huntsman Corporation

        As of December 31, 2012, there was $695 million outstanding under the Intercompany Note owed by us to Huntsman Corporation. The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of December 31, 2012 on the accompanying consolidated balance sheets. As of December 31, 2012, under the terms of the Intercompany Note, we promise to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. A/R Program, less 10 basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our A/R Programs and our notes. However, Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants under its loan commitments. See "—Variable Interest Entity Debt" above.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement unless we obtained an appropriate waiver or forbearance (as to which we can provide no assurance). A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable. Furthermore, certain of our material financing arrangements contain cross-default and cross-acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to the Leverage Covenant which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we fail to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we fail to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain receivable performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

MATURITIES

        The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$288
2014	522
2015	32
2016	577
2017	967
Thereafter	1,316

$3,702